Equity - Summary of Capital Stock (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Capital stock (in shares)	16,806,658,096	16,806,658,096	16,806,658,096
A
Disclosure of classes of share capital [line items]
Capital stock (in shares)	7,936,628,152	7,936,628,152	7,936,628,152
B
Disclosure of classes of share capital [line items]
Capital stock (in shares)	1,575,624,195	1,575,624,195	1,575,624,195
D
Disclosure of classes of share capital [line items]
Capital stock (in shares)	4,668,365,424	4,668,365,424	4,668,365,424
L
Disclosure of classes of share capital [line items]
Capital stock (in shares)	2,626,040,325	2,626,040,325	2,626,040,325